Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

As at December 31, 2021 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	18,970	6,307	1,183	13,846
Distribution	12,045	4,163	95	7,977
Communication	1,246	981	46	311
Administration and service	1,963	1,022	78	1,019
Easements	679	84	—	595
	34,903	12,557	1,402	23,748

As at December 31, 2020 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	18,213	5,989	876	13,100
Distribution	11,544	3,949	101	7,696
Communication	1,184	945	39	278
Administration and service	1,729	959	113	883
Easements	671	80	—	591
	33,341	11,922	1,129	22,548